Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents		$ 20,005,381	$ 8,644,357
Accounts receivable		2,305,021	1,738,052
Inventories		742,540	830,597
Prepaid expenses and other current assets		4,095,842	972,787
TOTAL CURRENT ASSETS		27,148,784	12,185,793
NON-CURRENT ASSETS:
Operating lease right-of-use assets		7,475,454	8,297,961
Property and equipment, net		6,853,669	7,063,992
Intangible assets, net		208,125	226,250
Long-term security deposits		774,639	776,419
Long-term debt investments		54,877,527	53,138,801
Long-term prepaid expenses		271,100	296,575
TOTAL NON-CURRENT ASSETS		70,460,514	69,799,998
TOTAL ASSETS		97,609,298	81,985,791
CURRENT LIABILITIES:
Short-term bank loans		368,051	428,844
Current portion of long-term bank loans		3,032,739	371,665
Accounts payable		3,549,437	3,779,261
Taxes payable		217,571	249,300
Deferred revenue		8,796,657	7,670,555
Operating lease liabilities, current		1,774,537	1,777,697
Other current liabilities		908,832	823,821
TOTAL CURRENT LIABILITIES		19,885,198	15,107,896
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		5,331,845	6,021,153
Long-term bank loans		1,943,308	4,645,810
TOTAL NON-CURRENT LIABILITIES		7,275,153	10,666,963
TOTAL LIABILITIES		27,160,351	25,774,859
COMMITMENTS AND CONTINGENCIES (Note 14)
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Additional paid-in capital		67,497,424	54,658,128
Statutory reserve		740,816	740,816
Retained earnings		1,348,913	499,986
Accumulated other comprehensive income		838,571	308,105
TOTAL SHAREHOLDERS’ EQUITY		70,448,947	56,210,932
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		97,609,298	81,985,791
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		23,216	3,890
Class B Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares, value		7	7
Related Party
CURRENT LIABILITIES:
Due to a related party		$ 1,237,374	$ 6,753

[1]	Retrospectively restated to reflect the effects of the reverse share split on August 18, 2025 and May 7, 2026, and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 13).